UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Accumulated deficit
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2020		53,907,787
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury shares purchased (in shares)		(624,547)
Distributed treasury shares (in shares)		0
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2021		53,283,240
At beginning of period at Dec. 31, 2020		$ 5,411	$ (1,661)	$ 1,190,333	$ (358,908)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury shares purchased at cost			(5,636)
Distributed treasury shares			0	0
Stock option expense				(82)
Net income/(loss)	$ 59,969				59,969
Dividends paid					(37,401)
At end of period at Jun. 30, 2021	852,025	$ 5,411	(7,297)	1,190,251	(336,340)
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2021		53,130,584
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury shares purchased (in shares)		0
Distributed treasury shares (in shares)		12,491
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2022		53,143,075
At beginning of period at Dec. 31, 2021	889,387	$ 5,411	(9,449)	1,189,060	(295,635)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury shares purchased at cost			0
Distributed treasury shares			120	(120)
Stock option expense				170
Net income/(loss)	100,021				100,021
Dividends paid					(79,705)
At end of period at Jun. 30, 2022	$ 909,873	$ 5,411	$ (9,329)	$ 1,189,110	$ (275,319)